Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2017
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Investments in associates and joint ventures

Note 13 - Investments in associates and joint ventures

a)	The following table shows the main investments of ITAÚ UNIBANCO HOLDING:

		Interest % at 12/31/2017		12/31/2017
		Total	Voting	Stockholders’ equity	Other Comprehensive Income	Net income	Investment	Equity in earnings	Market value (h)
Associates
Porto Seguro Itaú Unibanco Participações S.A. (a) (b)		42.93	42.93	4,744	39	795	2,783	327	3,571
BSF Holding S.A. (c)		49.00	49.00	2,097	1	233	1,610	109	—
IRB-Brasil Resseguros S.A. (a) (d) (e)		11.20	11.20	3,550	(19)	987	402	130	—
Other (f)		—	—	—	—	—	172	10	—
Joint Ventures - Other (g)		—	—	—	—	—	204	(28)	—
Total		—	—	—	—	—	5,171	548	—

	Interest % at 12/31/2016		12/31/2016						12/31/2015
	Total	Voting	Stockholders’ equity	Other comprehensive income	Net income	Investment	Equity in earnings	Market value (h)	Equity in earnings
Associates
Porto Seguro Itaú Unibanco Participações S.A. (a) (b)	42.93	42.93	4,251	26	293	2,587	241	2,644	289
BSF Holding S.A. (c)	49.00	49.00	2,067	(1)	396	1,687	194	—	219
IRB-Brasil Resseguros S.A. (a) (d) (e)	15.01	15.01	3,230	(17)	745	478	109	—	102
Other (f)	—	—	—	—	—	114	13	—	12
Joint Ventures - Other (g)	—	—	—	—	—	207	(29)	—	(2)
Total	—	—	—	—	—	5,073	528	—	620

(a)	For purpose of recording the participation in earnings, at 12/31/2017 the position at 11/30/2017 was used and at 12/31/2016 the position at 11/30/2016 was used, in accordance with IAS 27.
(b)	For purposes of market value, the quoted share price of Porto Seguro S.A. was taken into account. The investment included the amounts of R$ 746 at 12/31/2017 and R$ 762 at 12/31/2016 that correspond to the difference between the interest in the net assets at fair value of Porto Seguro Itaú Unibanco Participações S.A. and the investment book value.
(c)	In May 2012 Itaú Unibanco S.A. acquired 137,004,000 common shares of BSF Holding S.A. (parent company of Banco Carrefour) for R$ 816 which corresponds to 49% of interest in its capital. The investment amount includes R$ 582 to goodwill on 12/31/2017.
(d)	Previously accounted for as a financial instrument. As from the 4th quarter of 2013, after completing the privatization process, ITAÚ UNIBANCO HOLDING started to exercise a significant influence over IRB. Accordingly, as from this date, the investment has been accounted for under the equity method.
(e)	Investments partially sold on 07/28/2017 and 08/28/2017.
(f)	At 12/31/2017, includes interest in total capital and voting capital of the following companies: Gestora de Inteligência de Crédito S.A (20% total and voting capital),Compañia Uruguaya de Medios de Procesamiento S.A. (35.83% total and voting capital and 39.58% on 12/31/2016), Rias Redbanc S.A. (25% total and voting capital and 25% on 12/31/2016), Kinea Private Equity Investimentos S.A. (80% total capital and 49% voting capital; 80% total capital and 49% voting capital on 12/31/2016) and Tecnologia Bancária S.A. (28,95% total capital and voting capital and 24.92% on 12/31/2016).
(g)	At 12/31/2017, includes interest in total capital and voting capital of the following companies: Olimpia Promoção e Serviços S.A. (50% total and voting capital and 50% on 12/31/2016); Conectcar Soluções de Mobilidade Eletronica S.A.(50% capital total e votante; 50% on 12/31/2016) and includes income not arising from profit subsidiaries.
(h)	Disclosed only for public companies.

At 12/31/2017, ITAÚ UNIBANCO HOLDING receives / recognizes dividends and interest on capital of the unconsolidated companies being the main IRB-Brasil Resseguros S.A. in the amount of R$ 87 (R$ 104 at 12/31/2016 and R$ 73 at 12/31/2015), BSF Holding S.A in the amount of R$ 281 (R$ 62 at 12/31/2016 and R$ 58 at 12/31/2015) and Porto Seguro Itaú Unibanco Participações S.A. in the amount of R$ 246 (R$ 222 at 12/31/2016 and R$ 240 at 12/31/2015).

b)	Other information

The table below shows the summary of the aggregate financial information of the investees under the equity method of accounting.

	12/31/2017	12/31/2016	12/31/2015
Total Assets (*)	21,472	20,819	20,183
Total Liabilities (*)	11,081	11,272	11,477
Total Income (*)	12,388	14,868	22,083
Total Expenses (*)	(10,374)	(13,401)	(20,255)

(*)	Represented by IRB-Brasil Resseguros S.A., in the amount of R$ 14,631 (R$ 14,313 at 12/31/2016 and 14,690 at 31/12/2015) related to assets, R$ 11,080 (R$ 11,083 at 12/31/2016 and R$ 11,477 em 31/12/2015) related to liabilities, R$ 11,340 (R$ 14,142 at 12/31/2016 and R$ 20,928 at 31/12/2015) related to income and of R$ (10.353) (R$ (13.397) at 12/31/2016 and R$ (20,254) em 31/12/2015) related to expenses.

The investees do not have contingent liabilities to which ITAÚ UNIBANCO HOLDING is significantly exposed.